Derivatives And Fair Value Measurements (Notional Amounts Under Swaps Contracts) (Details)	Dec. 31, 2011 Mmbtu	Dec. 31, 2010 Mmbtu
Derivatives And Fair Value Measurements [Abstract]
Contract notional amounts	10,827,000	14,207,000